SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Liabilities at the Beginning of Year	$ 115,393	$ 68,701
Post-employment benefits costs	43,439	77,396
Actuarial gain on liabilities	$ 59,244	$ 30,704
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Actuarial gain for post-employment benefits	Actuarial gain for post-employment benefits
Company contribution
Employee benefits paid
Liabilities at the End of Year	$ 99,588	$ 115,393